LONG-TERM INCENTIVE COMPENSATION - Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019
Number of options
Outstanding beginning balance, options	206,200
Exercised, options	(44,100)
Outstanding ending balance, options	162,100	206,200
Options vested and expected to vest, options	162,100
Options exercisable	162,100
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 62.10
Exercised, weighted-average exercise price	37.36
Outstanding, Weighted-average exercise price, ending balance	68.84	$ 62.10
Options vested and expected to vest, Weighted-average exercise price	68.84
Options exercisable ,Weighted-average exercise price	$ 68.84
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	4 years 10 months 9 days	4 years 11 months 1 day
Outstanding ,Weighted-average remaining contractual life ending balance	4 years 10 months 9 days	4 years 11 months 1 day
Options vested or expected to vest, Weighted-average remaining contractual life	4 years 10 months 9 days
Options exercisable, Weighted-average remaining contractual life	4 years 10 months 9 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value	$ 14.0	$ 14.3
Options vested and expected to vest, Aggregate Intrinsic Value	14.0
Options exercisable, Aggregate Intrinsic Value	$ 14.0